JUNDT FUNDS

GROWTH WITH AN EDGE(SM)
                                                      --------------------------
                                                          SUPPLEMENT DATED
                                                         NOVEMBER 5, 2001 TO
                                                          PROSPECTUS DATED
                                                             MAY 1, 2001
                                                     --------------------------


THIS SUPPLEMENT AND THE PROSPECTUS CONSTITUTE A CURRENT PROSPECTUS. TO REQUEST A COPY OF THE PROSPECTUS, PLEASE CALL 1-800-370-0612

From time to time, U.S. Growth Investments, Inc., the Funds' distributor, may engage in special promotions of Fund shares. In connection with these special promotions, U.S. Growth Investments will pay broker-dealers with whom it has selling agreements an additional dealer concession of up to 1.5% of the value of the shares sold by the broker-dealers. The additional compensation may be subject to a charge-back based on the nature and/or the timing of a subsequent redemption of the Fund shares. Investors will not pay any additional charges as a result of any special promotion.